1
DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2020
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of
Shares Security Description Value
Common Stock - 99.2%
Communication Services - 5.9%
711 Cable One, Inc. $ 1,340,541
12,446 Cogent Communications Holdings,
Inc. 747,382
2,087,923
Consumer Discretionary - 10.1%
8,473 Bright Horizons Family Solutions,
Inc.
(a)
1,288,235
15,680 Floor & Decor Holdings, Inc.,
Class A
(a)
1,172,864
13,977 Monro, Inc. 567,047
1,960 Wayfair, Inc., Class A
(a)
570,380
3,598,526
Consumer Staples - 1.9%
6,048 Calavo Growers, Inc. 400,801
1,502 WD-40 Co. 284,344
685,145
Financials - 5.3%
15,470 Hamilton Lane, Inc., Class A 999,207
11,150 Trupanion, Inc.
(a)
879,735
1,878,942
Health Care - 18.4%
1,185 Atrion Corp. 741,810
5,654 Bio-Techne Corp. 1,400,666
6,644 Cantel Medical Corp. 291,937
11,579 HealthEquity, Inc.
(a)
594,813
16,780 LeMaitre Vascular, Inc. 545,853
3,927 Mesa Laboratories, Inc. 1,000,443
19,372 OrthoPediatrics Corp.
(a)
889,562
4,085 Repligen Corp.
(a)
602,701
2,150 Teladoc Health, Inc.
(a)
471,366
6,539,151
Industrials - 22.0%
31,137 Douglas Dynamics, Inc. 1,064,886
8,935 Exponent, Inc. 643,588
12,866 HEICO Corp., Class A 1,140,700
9,463 Helios Technologies, Inc. 344,453
23,856 IAA, Inc.
(a)
1,242,182
1,920 IDEX Corp. 350,227
6,924 John Bean Technologies Corp. 636,246
9,210 SiteOne Landscape Supply, Inc.
(a)
1,123,160
2,351 The Middleby Corp.
(a)
210,908
15,054 Trex Co., Inc.
(a)
1,077,866
7,834,216
Information Technology - 35.6%
8,330 Alarm.com Holdings, Inc.
(a)
460,233
3,241 Aspen Technology, Inc.
(a)
410,278
11,546 Black Knight, Inc.
(a)
1,005,079
Shares Security Description Value
Information Technology - 35.6% (continued)
13,378 BlackLine, Inc.
(a)
$ 1,199,070
18,796 Brooks Automation, Inc. 869,503
1,310 Coupa Software, Inc.
(a)
359,254
17,546 Envestnet, Inc.
(a)
1,353,849
16,386 EVERTEC, Inc. 568,758
38,226 Evo Payments, Inc., Class A
(a)
949,916
10,312 Guidewire Software, Inc.
(a)
1,075,232
1,978 Littelfuse, Inc. 350,779
8,649 Novanta, Inc.
(a)
911,086
1,663 Okta, Inc.
(a)
355,633
20,561 PROS Holdings, Inc.
(a)
656,718
6,638 Qualys, Inc.
(a)
650,590
11,599 The Descartes Systems Group,
Inc.
(a)
660,911
2,403 Tyler Technologies, Inc.
(a)
837,590
12,674,479
Total Common Stock (Cost $27,498,438) 35,298,382
Investments, at value - 99.2% (Cost
$27,498,438) $ 35,298,382
Other Assets & Liabilities, Net - 0.8% 273,985
Net Assets - 100.0% $ 35,572,367
(a) Non-income producing security.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2020
the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 35,298,382
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 35,298,382